Long-Term Debt (Details) $ in Thousands, $ in Millions				3 Months Ended		12 Months Ended
	Oct. 01, 2025	Sep. 20, 2023 CAD ($)	Sep. 20, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Long-Term Debt [Line Items]
Redeemed outstanding balance			$ 217.9
Redeemed issuing balance (in Dollars)			$ 312.5
Issuance Percentage		12.00%	12.00%
Redemption premium percentage		106.50%	106.50%
Redemption amount		$ 19,200	$ 14.2
Accrued interest		3,400	2.5
Unamortized debt costs (in Dollars)		$ 42,100
Secured notes issued (in Dollars)			$ 300.0
Interest fixed rate		12.00%	12.00%
Hedging requirements percentage		50.00%	50.00%
Principal debt (in Dollars)			$ 100.0
Capital expenditures (in Dollars)		$ 100,000
Principal outstanding (in Dollars)			150.0
Principal amount percentage				105.00%		105.00%
Excess cash flow redemption (in Dollars)							$ 100.0
Change percentage				10.00%		10.00%
Foreign exchange gain loss (in Dollars)						$ 8,967		$ (26,099)	$ (1,512)
Long-term debt (in Dollars)				$ 332,029		332,029		191,158
Fair value of long-term debt (in Dollars)				394,100		$ 394,100		315,700
Facility cost (in Dollars)			50.0
Operating facility (in Dollars)			20.0
Syndicated facility (in Dollars)			$ 30.0
Unsecured credit facility (in Dollars)				$ 55,000
Guarantee fee, percentage				4.25%	4.25%
Events After Reporting Period [Member]
Long-Term Debt [Line Items]
Principal amount percentage	100.00%
Redemption percentage	40.00%
Letter of Credit Facility [Member]
Long-Term Debt [Line Items]
Letters of credit outstanding (in Dollars)					$ 54.3
Top of range [member]
Long-Term Debt [Line Items]
Excess cash flow rate						75.00%	75.00%
Interest rate			6.25%
Bottom of range [member]
Long-Term Debt [Line Items]
Excess cash flow rate						25.00%	25.00%
Interest rate			2.75%
Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Redeemed outstanding balance		$ 294,600
Principal amount percentage	112.00%
Excess cash flow redemption (in Dollars)							$ 150.0
Foreign exchange gain loss (in Dollars)						$ 39,700		29,300	$ 39,600
EBITDA Ratio [Member] | Top of range [member]
Long-Term Debt [Line Items]
Interest rate			1.5625%
EBITDA Ratio [Member] | Bottom of range [member]
Long-Term Debt [Line Items]
Interest rate			0.6875%
Long Term Debts [Member]
Long-Term Debt [Line Items]
Long-term debt (in Dollars)				$ 376,480		$ 376,480		$ 254,400